Consolidated Statements of Changes in Equity - CHF (SFr)	Share Capital	Share Premium	Treasury Shares Reserve	Foreign Currency Translation Reserve	Other Reserves	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2018	SFr 28,564,031	SFr 286,476,912	SFr (2,513,148)	SFr (652,323)	SFr 13,431,873	SFr (286,066,685)	SFr 39,240,660
Net loss for the year						(14,780,604)	(14,780,604)
Other comprehensive income/(loss) for the year				(838)	(745,855)		(746,693)
Total comprehensive loss for the year				(838)	(745,855)	(14,780,604)	(15,527,297)
Issue of shares	4,284,604						4,284,604
Cost of share capital issuance		(170,411)					(170,411)
Value of share-based services					1,685,965		1,685,965
Movement on warrants			(288)				(288)
Movement in treasury shares:
Capital increase			(4,284,604)				(4,284,604)
Settlement of supplier invoices		92,604	196,610				289,214
Net sales (purchases) under liquidity agreement		(23,128)	29,114				5,986
Balance at end of year at Dec. 31, 2019	32,848,635	286,375,977	(6,572,316)	(653,161)	14,371,983	(300,847,289)	25,523,829
Net loss for the year						(12,858,599)	(12,858,599)
Other comprehensive income/(loss) for the year				(4,069)	(233,529)		(237,598)
Total comprehensive loss for the year				(4,069)	(233,529)	(12,858,599)	(13,096,197)
Value of share-based services					1,176,413		1,176,413
Movement in treasury shares:
Settlement of supplier invoices		78,555	207,190				285,745
Net sales (purchases) under liquidity agreement		17,772	(46,809)				(29,037)
Other net sales of treasury shares		416,050	333,000				749,050
Balance at end of year at Dec. 31, 2020	32,848,635	286,888,354	(6,078,935)	(657,230)	15,314,867	(313,705,888)	14,609,803
Net loss for the year						(15,351,914)	(15,351,914)
Other comprehensive income/(loss) for the year				(295)	260,548		260,253
Total comprehensive loss for the year				(295)	260,548	(15,351,914)	(15,091,661)
Issue of shares-third parties	6,900,000	3,199,323					10,099,323
Issue of treasury shares	9,524,317		(9,524,317)
Cost of share capital issuance		(1,865,475)					(1,865,475)
Sales under shelf- registration		3,882	3,759,402				3,763,284
Related costs of sales shelf- registration		(581,800)					(581,800)
Sale of pre-funded warrants					5,470,141		5,470,141
Cost of pre-funded warrants sold					(848,998)		(848,998)
Value of warrants and pre-funded warrants		(3,720,491)			3,720,491
Value of share-based services					1,178,344		1,178,344
Movement in treasury shares:
Settlement of supplier invoices		48,066	116,914				164,980
Net sales (purchases) under liquidity agreement		(31,502)	(16,283)				(47,785)
Other net sales of treasury shares		41,004	39,940				80,944
Balance at end of year at Dec. 31, 2021	SFr 49,272,952	SFr 283,981,361	SFr (11,703,279)	SFr (657,525)	SFr 25,095,393	SFr (329,057,802)	SFr 16,931,100